Share based compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Awards, Simulation Inputs and Outputs
A summary of awards, simulation inputs, outputs and valuation methodology is as follows:

Model Inputs
Grant Date	SARs Awarded	Exercise Price	Vesting Period	Grant Price	Dividend Yield	Risk-free rate of Return	Expected Volatility	Weighted Average Fair Value @ grant date	Average Expected Exercise Life	Valuation Method
12-Mar-14	22,118	$13.66	3 yrs	$13.66	2.93%	2.06%	56.31%	$4.17	4.6 – 5.0 yrs	Monte Carlo
01-Sept-14	5,595	$13.91	3 yrs	$13.91	2.88%	2.20%	53.60%	$4.20	4.5 – 5.0 yrs	Monte Carlo
06-Mar-15	37,797	$10.25	3 yrs	$10.25	3.90%	1.90%	61.38%	$2.98	4.2 – 5.0 yrs	Monte Carlo
15-Jan-16	205,519	$9.20	3 yrs	$9.20	6.63%	1.79%	58.09%	$2.20	4.0 – 5.0 yrs	Monte Carlo
04-Apr-18	1,719,733	$7.40	3 yrs	$7.40	0%	2.51%	40.59%	$2.67	4.25 yrs	Black Scholes

Movement of shares
Changes in the SARs for the year ended December 31, 2018 are set forth below:

	No. of Units	Weighted average exercise price
Balance as at January 1, 2018	1,343,375	$13.16
SARs granted during the twelve months ended December 31, 2018	1,719,733	$7.40
SARs exercised/converted/replaced during the twelve months ended December 31, 2018	(1,078,125)	$(14.00)
SARs forfeited during the twelve months ending December 31, 2018	—	—
Balance as at December 31, 2018 (none of which are exercisable or convertible)	1,984,983	$7.72

Schedule of Cost Related to Non-vested Awards Expected to be recognized	The total cost related to non-vested awards expected to be recognized through 2020 is set forth below:
Period	No. of Shares	TOTAL
2019	573,244	1,185,060
2020	573,245	888,795
	1,146,489	2,073,855